Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deposits for Plant, Property and Equipment [Abstract]
Depreciation expenses	$ 1,900	$ 620